Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments
Schedule of equity method investments

	As of December 31,
	2022	2023
	RMB	RMB
Wuhan Shayu Network Technology Co., Ltd. (“Shayu”) (1)	172,002,038	143,955,394
Nanshan Stellar Investment LLP (“Nanshan LLP”) (2)	100,033,487	101,719,858
Others	14,993,454	11,841,985
	287,028,979	257,517,237
(1)	The Group aggregately owned 35.084% equity interest in Shayu with investment cost RMB188,009,650. For the years ended December 31, 2021, 2022 and 2023, the Company recognized the share of (loss) gain in equity method investment of RMB(16,138,901), RMB3,585,612 and RMB(28,046,644), respectively.
(2)	In 2022, the Group acquired limited partnership interest of Nanshan LLP, a private equity fund managed by Nanshan Star Holdings Limited (the “GP”) for a consideration of US$5,000,000 (equivalent to RMB31,741,000). For the years ended December 31, 2022 and 2023, the Company recognized its share of income in equity method investment of US$9,388,560 (equivalent to RMB62,977,379) and loss of US$1,426 (equivalent to RMB10,052), respectively, attributable to income recognized by Nanshan LLP for the change in fair value in Nanshan LLP’s underlying investment.

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Balance sheets data:
Current assets	105,824,402	99,825,485	14,060,126
Non-current assets	188,537,698	224,031,710	31,554,206
Current liabilities	121,420,629	116,536,612	16,413,839

	Years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Statements of comprehensive (loss) income data:
Revenue	554,885,622	399,408,328	296,067,284	41,700,205
Investment gain(1)	—	63,148,391	—	—
Gross profit	79,605,248	95,531,209	78,781,451	11,096,135
(Loss) income from operations	(57,912,568)	23,085,819	(27,906,082)	(3,930,489)
Net (loss) income	(45,925,057)	26,146,839	(26,539,772)	(3,738,049)
(1)	Investment gain consisted of the mark-to fair value gain recognized in the financial statements of Nanshan LLP.

Schedule of equity securities without readily determinable fair values

	As of December 31,
	2022	2023
	RMB	RMB
Content producers	167,707,971	109,138,724
Technology and software companies	52,300,880	45,052,097
Others	24,873,495	24,489,229
	244,882,346	178,680,050